Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
March 31, 2023
VIPFLI-II-NPRT1-0523
1.830295.117
Domestic Equity Funds - 13.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	15,213	619,462
VIP Equity-Income Portfolio Investor Class (a)	21,515	505,823
VIP Growth & Income Portfolio Investor Class (a)	27,662	690,445
VIP Growth Portfolio Investor Class (a)	13,024	1,011,464
VIP Mid Cap Portfolio Investor Class (a)	4,821	161,066
VIP Value Portfolio Investor Class (a)	21,496	363,064
VIP Value Strategies Portfolio Investor Class (a)	12,563	180,907
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,339,063)		3,532,231

International Equity Funds - 16.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	164,562	1,678,531
VIP Overseas Portfolio Investor Class (a)	115,008	2,738,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,574,877)		4,416,880

Bond Funds - 57.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	442,579	4,129,263
Fidelity International Bond Index Fund (a)	85,295	771,068
Fidelity Long-Term Treasury Bond Index Fund (a)	86,888	934,045
VIP High Income Portfolio Investor Class (a)	98,598	443,690
VIP Investment Grade Bond II Portfolio - Investor Class (a)	967,738	9,280,610
TOTAL BOND FUNDS (Cost $16,414,833)		15,558,676

Short-Term Funds - 12.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $3,356,523)	3,356,523	3,356,523

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,685,296)	26,864,310
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	26,864,316

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,035,212	72,311	115,736	388	(17,136)	154,612	4,129,263
Fidelity International Bond Index Fund	764,189	12,946	25,777	-	(840)	20,550	771,068
Fidelity Long-Term Treasury Bond Index Fund	1,060,806	34,457	225,567	7,935	(50,839)	115,188	934,045
VIP Contrafund Portfolio Investor Class	597,914	9,983	37,593	5,804	1,056	48,102	619,462
VIP Emerging Markets Portfolio Investor Class	1,934,511	92,355	437,805	2,960	(25,385)	114,855	1,678,531
VIP Equity-Income Portfolio Investor Class	535,771	4,498	37,758	-	3,703	(391)	505,823
VIP Government Money Market Portfolio Investor Class 4.60%	3,236,421	500,456	380,354	34,425	-	-	3,356,523
VIP Growth & Income Portfolio Investor Class	693,299	22,818	57,046	2,509	4,644	26,730	690,445
VIP Growth Portfolio Investor Class	939,139	51,639	66,690	6,427	627	86,749	1,011,464
VIP High Income Portfolio Investor Class	435,281	8,487	11,899	296	(270)	12,091	443,690
VIP Investment Grade Bond II Portfolio - Investor Class	8,627,326	559,864	186,341	3,709	(2,924)	282,685	9,280,610
VIP Mid Cap Portfolio Investor Class	167,204	1,910	13,626	389	1,464	4,114	161,066
VIP Overseas Portfolio Investor Class	2,681,706	36,578	250,611	-	18,310	252,366	2,738,349
VIP Value Portfolio Investor Class	386,552	3,350	33,389	-	7,924	(1,373)	363,064
VIP Value Strategies Portfolio Investor Class	191,485	2,701	16,529	456	3,498	(248)	180,907
	26,286,816	1,414,353	1,896,721	65,298	(56,168)	1,116,030	26,864,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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